Group Information - Summary Of Transactions And Balances With Related Parties (Detail) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Analysis of income and expense [abstract]
Revenue	€ 328
Statement of financial position [abstract]
Accounts receivables and accounts payables	369
Shareholders
Analysis of income and expense [abstract]
Revenue	328
Statement of financial position [abstract]
Accounts receivables and accounts payables	€ 369